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                          streetTRACKS(R) Series Trust

                   Supplement Dated May 23, 2007 to Statement
                  of Additional Information dated May 23, 2007


Investors are advised that the below-listed Funds are not yet in operation:

                      SPDR(R) Lehman Short Term Treasury ETF
                   SPDR(R) Lehman Short Term Corporate Bond ETF
               SPDR(R) Lehman Intermediate Term Corporate Bond ETF
                   SPDR(R) Lehman Long Term Corporate Bond ETF




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE